UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legacy Wealth Management
Address: 6800 Poplar Ave. Suite 101
         Memphis, TN  38138

13F File Number:  028-13906

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cathy Simmons
Title:     Chief Compliance Officer
Phone:     901-758-9006

Signature, Place, and Date of Signing:

 /s/ Cathy Simmons     Memphis, TN     August 09, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $139,470 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      332     7100 SH       SOLE                     6000        0     1100
EXXON MOBIL CORP               COM              30231g102      200     3500 SH       SOLE                     3500        0        0
FIRST HORIZON NATL CORP        COM              320517105      182    15879 SH       SOLE                    13737        0     2142
GENERAL ELECTRIC CO            COM              369604103      208    14400 SH       SOLE                    14400        0        0
ISHARES INC                    MSCI PAC J IDX   464286665    14158   396134 SH       SOLE                    15070        0   381064
ISHARES TR INDEX               RUSSELL 1000     464287622    61868  1082742 SH       SOLE                    40136        0  1042606
ISHARES TR INDEX               RUSSELL 2000     464287655    36026   589471 SH       SOLE                    30122        0   559349
ISHARES TR INDEX               RUSSELL1000VAL   464287598    11342   209229 SH       SOLE                    10903        0   198326
VANGUARD INDEX FDS             STK MRK ETF      922908769     1140    21681 SH       SOLE                        0        0    21681
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    14014   368882 SH       SOLE                    18571        0   350311